4. DERIVATIVE LIABILITIES (Details) (USD $)	6 Months Ended	12 Months Ended						90 Months Ended
	Dec. 31, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012
Notes to Financial Statements
Derivative liability		$ 484,777	$ 2,004,159	$ 7,218,561
Re-classification to common stock on exercise of warrants	1,691,671	40,826			94,730	(120,151)	6,746,118
Re-classification to additional paid-in capital on cancellation of options				(117,985)
Fair value of warrants issued in private placements		226,400	325,176
Foreign exchange effect on derivative liability		11,493	(38,719)
Change in fair value of derivative liability		1,620,319	(1,806,379)	(4,474,283)				1,549,875
Derivative liability		$ 2,342,989	$ 484,777	$ 2,004,159				$ 2,342,989